10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Balance at beginning	R$ 159,874	R$ 101,195
Cost	184,158	122,693
Accumulated depreciation	(24,284)	(21,498)
Acquisitions	61,597
Depreciation	(2,786)
Write-off	(132)
Balance at beginning	159,874	159,874
Land [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Balance at beginning	97,610	68,877
Cost	97,610	68,877
Acquisitions	28,733
Balance at beginning	97,610	97,610
Buildings and infrastructure [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Balance at beginning	62,264	32,318
Cost	86,548	53,816
Accumulated depreciation	(24,284)	(21,498)
Acquisitions	32,864
Depreciation	(2,786)
Write-off	(132)
Balance at beginning	R$ 62,264	R$ 62,264